Fair value of financial instruments	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair value of financial instruments

NOTE 7 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value amounts of many of Navios Partners’ financial instruments, including accounts receivable and accounts payable approximate their fair value due primarily to the short-term maturity of the related instruments.

Fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Restricted Cash: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Amounts due from related parties, long-term: The carrying amount of due from related parties long-term reported in the condensed Consolidated Balance Sheets approximates its fair value.

Amounts due from related parties, short-term: The carrying amount of due from related parties short-term reported in the condensed Consolidated Balance Sheets approximates its fair value due to the short-term nature of these receivables.

 Amounts due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the condensed Consolidated Balance Sheets approximates its fair value due to the short-term nature of these payables.

Credit facilities and financial liabilities, including current portion, net: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the floating rate credit facilities and financial liabilities continues to approximate its fair value, excluding the effect of any deferred finance costs.

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	June 30, 2023		December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$261,416	$261,416	$157,814	$157,814
Restricted cash	$8,636	$8,636	$17,284	$17,284
Amounts due from related parties, long-term	$39,519	$39,519	$41,403	$41,403
Amounts due from related parties, short-term	$2,647	$2,647	$—	$—
Amounts due to related parties, short-term	$—	$—	$(104,751)	$(104,751)
Credit facilities and financial liabilities, including current portion, net	$(1,443,398)	$(1,459,783)	$(1,556,440)	$(1,569,972)

Fair Value Measurements

The estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2023 and December 31, 2022.

	Fair Value Measurements as at June 30, 2023
	Total	Level I	Level II	Level III
Cash and cash equivalents	$261,416	$261,416	$—	$—
Restricted cash	$8,636	$8,636	$—	$—
Amounts due from related parties, long-term	$39,519	$—	$39,519	$—
Amounts due from related parties, short-term	$2,647	$—	$2,647	$—
Credit facilities and financial liabilities, net (1)	$(1,459,783)	$—	$(1,459,783)	$—

	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Cash and cash equivalents	$157,814	$157,814	$—	$—
Restricted cash	$17,284	$17,284	$—	$—
Amounts due from related parties, long-term	$41,403	$—	$41,403	$—
Amounts due to related parties, short-term	$(104,751)	$—	$(104,751)	$—
Credit facilities and financial liabilities, net (1)	$(1,569,972)	$—	$(1,569,972)	$—

(1)	The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities and financial liabilities with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

The estimated fair value of the Company’s assets measured at fair value on a non-recurring basis, is based on the concluded sales price and is categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Vessels, net	$57,402	$—	$57,402	$—